Significant accounting policies (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) Y M segment	Dec. 31, 2022 USD ($)	Dec. 22, 2022 USD ($)
Significant accounting policies
Useful life measured as period of time, property, plant and equipment	14 years
Shelf registration statement filed amount			$ 200
Aggregate value of its common stock, preferred stock, debt securities, warrants, and/or units permitted to sell		$ 200
Maximum aggregate offering price		$ 50
Consolidated entity
Significant accounting policies
Useful life IT equipment in years | Y	3
Useful life furniture and office equipment min in years	5
Useful life furniture and office equipment max in years	15
Useful life laboratory equipment in years	15
Useful life leasehold improvements in years	10
Classification boundary current non current financial liability in months	12
Maturity short term deposits in months | M	3
Convertible loan June 26, 2020 | €	€ 1,000
Discount rate initial recognition convertible loan	5.00%	5.00%
Short term lease recognition in months	12
Low value lease recognition | €	€ 5,000
Period volume discount in months	12
Fixed repayment part research phase	30.00%	30.00%
Variable repayment part research phase minimum	0.224%	0.224%
Variable repayment part research phase maximum	0.45%	0.45%
Number of Reportable Segments | segment	1